CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 14,689	$ 618,138	$ 0
Due from related party			411,692
Prepaid expenses	201,799	462,473	789,798
Total current assets	216,488	1,080,611	1,201,490
Investments held in Trust Account	175,360,788	175,101,805	175,030,689
Total Assets	175,577,276	176,182,416	176,232,179
Current liabilities:
Accounts payable	1,745,196	1,736,244	4,291
Accrued expenses	5,794,135	2,942,445	179,780
Note payable – related party			175,626
Due to related party	303,680	0
Total current liabilities	7,843,011	4,678,689	359,697
Deferred underwriting commissions	6,125,000	6,125,000	6,125,000
Derivative warrant liabilities	11,340,000	19,687,500	20,805,000
Total liabilities	25,308,011	30,491,189	27,289,697
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption; 17,500,000 shares at $10.01 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively	175,260,788	175,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding at June 30, 2022 and December 31, 2021	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(24,991,960)	(29,309,210)	(26,057,955)
Total shareholders' deficit	(24,991,523)	(29,308,773)	(26,057,518)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	175,577,276	176,182,416	176,232,179
Common Class A [Member]
Shareholders' Deficit
Ordinary shares	0	0	0
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption; 17,500,000 shares at $10.01 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively	175,260,788	175,000,000	175,000,000
Common Class B [Member]
Shareholders' Deficit
Ordinary shares	$ 437	$ 437	$ 437